Property and Equipment (Detail) (USD $)				12 Months Ended						12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Computer Equipment	Dec. 31, 2011 Computer Equipment	Dec. 31, 2012 Office Furniture And Equipment	Dec. 31, 2011 Office Furniture And Equipment	Dec. 31, 2012 Office Furniture And Equipment Minimum	Dec. 31, 2012 Office Furniture And Equipment Maximum	Dec. 31, 2012 Software	Dec. 31, 2011 Software	Dec. 31, 2012 Laboratory Equipment	Dec. 31, 2011 Laboratory Equipment	Dec. 31, 2012 Leasehold Improvements	Dec. 31, 2011 Leasehold Improvements	Dec. 31, 2012 Manufacturing Equipment	Dec. 31, 2011 Manufacturing Equipment
Property, Plant, and Equipment Disclosure [Line Items]
Property, plant and equipment, useful life				3 years	10 years	3 years				5 years	7 years	3 years		7 years		10 years		7 years
Property, plant and equipment, gross		$ 2,759,551	$ 2,222,837			$ 121,129	$ 99,603	$ 274,438	$ 251,170			$ 149,867	$ 96,097	$ 1,020,158	$ 994,994	$ 622,772	$ 603,445	$ 571,187	$ 177,528
Less: accumulated depreciation	(1,572,821)	(1,494,510)	(1,193,601)
Property and equipment, net	$ 1,189,328	$ 1,265,041	$ 1,029,236